Loans and Leases - Average Recorded Investment in Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable Modifications Number Of Contracts [Line Items]
Average investment in impaired loans	$ 2,415	$ 3,646	$ 4,235
Commercial and Other Loans [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Average investment in impaired loans	28	32
Commercial Real Estate [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Average investment in impaired loans	2,157	3,112
Consumer Real Estate [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Average investment in impaired loans	$ 230	$ 502